Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total For Second PEO (2)	Compensation Actually Paid To First PEO (1)(6)	Compensation Actually Paid To Second PEO (2)(6)	Average Summary Compensation Table Total For Non-PEO NEOs (3)	Average Compensation Actually Paid To Non-PEO NEOs (3)(6)	Value of Initial Fixed $100 Investment Based on:		Net Income (5)	Operating Income (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)
2025	$8,591,990	$8,719,199	$7,445,505	$1,135,482	$2,026,253	$1,377,656	$62	$129	$338,738	$386,635
2024	$9,145,545	N/A	$(3,139,105)	N/A	$1,427,257	$421,572	$88	$137	$455,357	$416,627
2023	$11,953,280	N/A	$(13,936,969)	N/A	$1,297,088	$(792,952)	$105	$125	$706,586	$779,084
2022	$43,324,864	N/A	$43,851,203	N/A	$3,870,881	$3,932,610	$117	$101	$741,408	$909,278
2021	$18,105,568	N/A	$22,396,080	N/A	$1,835,603	$1,927,582	$104	$128	$650,024	$823,439

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote	Mr. Starrs, the current Principal Executive Officer (“PEO”), was the First PEO for 2025
(2)Mr. Zeitz, the former PEO, was First PEO for years 2021 through 2024 and Second PEO for 2025
(3)Non-PEO NEOs: 2025 - Messrs. Root, Krishnan, Krause and Ryan, 2024 - Messrs. Root, Mansfield, Krishnan and Krause, 2023 - Messrs. Root, Viney, Krishnan and Krause and Mses. Goetter and O'Sullivan; 2022 - Messrs. Krishnan and Krause and Mses. Goetter and O'Sullivan; 2021 - Messrs. Niketh and Krishnan and Mses. Goetter and O'Sullivan

Peer Group Issuers, Footnote	S&P 400 Consumer Discretionary (Sector)
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total:

	Year	Summary Compensation Table Total	Pension Deductions from Summary Compensation Table Total (i)	Equity Deductions from Summary Compensation Table Total (ii)	Pension Benefit Adjustments (iii)	Equity Award Adjustments (iv)	Compensation Actually Paid
First PEO	2025	$8,591,990	$—	$(6,125,019)	$—	$4,978,534	$7,445,505
	2024	$9,145,545	$—	$(6,500,014)	$—	$(5,784,636)	$(3,139,105)
	2023	$11,953,280	$—	$(6,500,029)	$—	$(19,390,220)	$(13,936,969)
	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
Second PEO	2025	$8,719,199	$—	$(6,610,699)	$—	$(973,018)	$1,135,482
Non-PEO NEOs	2025	$2,026,253	$—	$(1,203,996)	$—	$555,399	$1,377,656
	2024	$1,427,257	$—	$(852,216)	$—	$(153,469)	$421,572
	2023	$1,297,088	$—	$(596,910)	$—	$(1,493,130)	$(792,952)
	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity award adjustments component of CAP is further detailed below.

	Year	Year-End Fair Value of Equity Awards Granted During the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Reflected in the Fair Value or Total Compensation	Total equity Award Adjustments
First PEO	2025	$4,935,180	$—	$—	$—	$—	$43,354	$4,978,534
	2024	$5,780,561	$(11,453,788)	$—	$453	$—	$(111,862)	$(5,784,636)
	2023	$5,007,440	$(24,719,926)	$—	$(8,435)	$—	$330,701	$(19,390,220)
	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
Second PEO	2025	$3,287,426	$(3,710,721)	$—	$(361,657)	$(420,000)	$231,934	$(973,018)
Non-PEO NEOs	2025	$739,125	$(151,485)	$—	$(30,869)	$(22,400)	$21,028	$555,399
	2024	$508,520	$(632,602)	$—	$(36,290)	$—	$6,903	$(153,469)
	2023	$303,684	$(1,233,360)	$—	$22,716	$(589,003)	$2,833	$(1,493,130)
	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
Total Shareholder Return is cumulative from the final trading day of 2020 to the final trading day of the applicable year and assumes dividends are reinvested on the ex-dividend date. The peer group referenced in the table reflects the S&P 400 Consumer Discretionary Index.
CAP has been determined under the SEC-defined methodology. For equity-based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been realized by the executive.

Non-PEO NEO Average Total Compensation Amount	$ 2,026,253	$ 1,427,257	$ 1,297,088	$ 3,870,881	$ 1,835,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,377,656	421,572	(792,952)	3,932,610	1,927,582
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total:

	Year	Summary Compensation Table Total	Pension Deductions from Summary Compensation Table Total (i)	Equity Deductions from Summary Compensation Table Total (ii)	Pension Benefit Adjustments (iii)	Equity Award Adjustments (iv)	Compensation Actually Paid
First PEO	2025	$8,591,990	$—	$(6,125,019)	$—	$4,978,534	$7,445,505
	2024	$9,145,545	$—	$(6,500,014)	$—	$(5,784,636)	$(3,139,105)
	2023	$11,953,280	$—	$(6,500,029)	$—	$(19,390,220)	$(13,936,969)
	2022	$43,324,864	$—	$(38,407,535)	$—	$38,933,874	$43,851,203
	2021	$18,105,568	$—	$(12,435,030)	$—	$16,725,542	$22,396,080
Second PEO	2025	$8,719,199	$—	$(6,610,699)	$—	$(973,018)	$1,135,482
Non-PEO NEOs	2025	$2,026,253	$—	$(1,203,996)	$—	$555,399	$1,377,656
	2024	$1,427,257	$—	$(852,216)	$—	$(153,469)	$421,572
	2023	$1,297,088	$—	$(596,910)	$—	$(1,493,130)	$(792,952)
	2022	$3,870,881	$—	$(2,914,845)	$—	$2,976,574	$3,932,610
	2021	$1,835,603	$(28,000)	$(417,538)	$32,420	$505,097	$1,927,582
(i)Reflects "Change in Pension Value" as reported in the SCT
(ii)Reflects "Stock Awards" and "Option Awards" as reported in the SCT
(iii)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year
(iv)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity award adjustments component of CAP is further detailed below.

	Year	Year-End Fair Value of Equity Awards Granted During the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Reflected in the Fair Value or Total Compensation	Total equity Award Adjustments
First PEO	2025	$4,935,180	$—	$—	$—	$—	$43,354	$4,978,534
	2024	$5,780,561	$(11,453,788)	$—	$453	$—	$(111,862)	$(5,784,636)
	2023	$5,007,440	$(24,719,926)	$—	$(8,435)	$—	$330,701	$(19,390,220)
	2022	$37,339,227	$1,785,000	$—	$(379,887)	$—	$189,534	$38,933,874
	2021	$13,805,685	$—	$—	$2,776,988	$—	$142,869	$16,725,542
Second PEO	2025	$3,287,426	$(3,710,721)	$—	$(361,657)	$(420,000)	$231,934	$(973,018)
Non-PEO NEOs	2025	$739,125	$(151,485)	$—	$(30,869)	$(22,400)	$21,028	$555,399
	2024	$508,520	$(632,602)	$—	$(36,290)	$—	$6,903	$(153,469)
	2023	$303,684	$(1,233,360)	$—	$22,716	$(589,003)	$2,833	$(1,493,130)
	2022	$2,916,948	$45,811	$—	$(633)	$—	$14,448	$2,976,574
	2021	$512,012	$19,314	$—	$(32,934)	$—	$6,705	$505,097
Total Shareholder Return is cumulative from the final trading day of 2020 to the final trading day of the applicable year and assumes dividends are reinvested on the ex-dividend date. The peer group referenced in the table reflects the S&P 400 Consumer Discretionary Index.
CAP has been determined under the SEC-defined methodology. For equity-based compensation, in addition to equity that has vested in the applicable year, CAP includes the change in fair value for unvested awards. Importantly, these unvested award values have not actually been realized by the executive.

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. Total Shareholder Return (TSR)

First PEO CAP	Non-PEO NEOs CAP	Second PEO CAP	H-D TSR	Peer Group TSR
•TSR is a performance measure the Human Resources Committee reviews when determining executive compensation and is included in the PVP Table above as required.
•Our performance shares include relative TSR as a measure.
•This table illustrates the relationship between CAP and TSR.

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

First PEO CAP	Non-PEO NEOs CAP	Second PEO CAP	Net Income
•Net income is not a performance measure we use when setting executive compensation, but it is included in the PVP Table above as required.
•This table illustrates the relationship between CAP and net income.

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Operating Income

First PEO CAP	Non-PEO NEOs CAP	Second PEO CAP	Operating Income
•The Company-selected measure we used to link CAP to Company performance during the most recently completed fiscal year is operating income.
•Operating income was the sole financial measure in our short-term incentive plan and, as an earnings measure, is a driver of stock price performance.
•This illustrates the relationship between CAP and operating income.

Total Shareholder Return Vs Peer Group

CAP vs. Total Shareholder Return (TSR)

First PEO CAP	Non-PEO NEOs CAP	Second PEO CAP	H-D TSR	Peer Group TSR
•TSR is a performance measure the Human Resources Committee reviews when determining executive compensation and is included in the PVP Table above as required.
•Our performance shares include relative TSR as a measure.
•This table illustrates the relationship between CAP and TSR.

Tabular List, Table
2025 Performance Measures
We identified the performance measures listed below as the most important measures for our NEOs.

Tabular List of Performance Measures
Operating Income
Total Shareholder Return
Net Income
We identified operating income, total shareholder return and net income as our “most important” measures because operating income and total shareholder return are used in our incentive awards to determine payouts. Net income is an important shareholder metric that impacts total shareholder return. These measures drive the largest portion of our NEO pay outcomes and are aligned with shareholder value.

Total Shareholder Return Amount	$ 62	88	105	117	104
Peer Group Total Shareholder Return Amount	129	137	125	101	128
Net Income (Loss)	$ 338,738,000	$ 455,357,000	$ 706,586,000	$ 741,408,000	$ 650,024,000
Company Selected Measure Amount	386,635,000	416,627,000	779,084,000	909,278,000	823,439,000
PEO Name	Mr. Starrs	Mr. Zeitz	Mr. Zeitz	Mr. Zeitz	Mr. Zeitz
Additional 402(v) Disclosure	In 000's
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Mr. Starrs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,591,990
PEO Actually Paid Compensation Amount	7,445,505
Mr. Zeitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,719,199	$ 9,145,545	$ 11,953,280	$ 43,324,864	$ 18,105,568
PEO Actually Paid Compensation Amount	1,135,482	(3,139,105)	(13,936,969)	43,851,203	22,396,080
PEO | Mr. Starrs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,125,019)
PEO | Mr. Starrs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,978,534
PEO | Mr. Starrs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,935,180
PEO | Mr. Starrs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Starrs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,354
PEO | Mr. Zeitz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,610,699)	(6,500,014)	(6,500,029)	(38,407,535)	(12,435,030)
PEO | Mr. Zeitz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(973,018)	(5,784,636)	(19,390,220)	38,933,874	16,725,542
PEO | Mr. Zeitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,287,426	5,780,561	5,007,440	37,339,227	13,805,685
PEO | Mr. Zeitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,710,721)	(11,453,788)	(24,719,926)	1,785,000	0
PEO | Mr. Zeitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Zeitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,657)	453	(8,435)	(379,887)	2,776,988
PEO | Mr. Zeitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,000)	0	0	0	0
PEO | Mr. Zeitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,934	(111,862)	330,701	189,534	142,869
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(28,000)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	32,420
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,203,996)	(852,216)	(596,910)	(2,914,845)	(417,538)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,399	(153,469)	(1,493,130)	2,976,574	505,097
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	739,125	508,520	303,684	2,916,948	512,012
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,485)	(632,602)	(1,233,360)	45,811	19,314
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,869)	(36,290)	22,716	(633)	(32,934)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,400)	0	(589,003)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,028	$ 6,903	$ 2,833	$ 14,448	$ 6,705